Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

16. PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2021 and 2020:

	12-31-2021	12-31-2020
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	21,570,734	15,691,168
Construction in progress	2,920,093	1,107,981
Land	153,913	158,894
Buildings	1,203,037	479,161
Plant and equipment	9,868,826	6,894,543
Network Infrastructure	6,846,721	6,647,840
Fixtures and fittings	578,144	402,749

	12-31-2021	12-31-2020
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Accumulated Depreciation and Impairment of Property, Plant and Equipment	(8,573,206)	(7,336,496)
Buildings	(319,228)	(225,850)
Plant and equipment	(4,489,844)	(3,509,839)
Network Infrastructure	(3,455,646)	(3,379,182)
Fixtures and fittings	(308,488)	(221,625)

	12-31-2021	12-31-2020
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	12,997,528	8,354,672
Construction in progress	2,920,093	1,107,981
Land	153,913	158,894
Buildings	883,809	253,311
Plant and equipment	5,378,982	3,384,704
Network Infrastructure	3,391,075	3,268,658
Fixtures and fittings	269,656	181,124

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2021 and 2020, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2021	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672
Increases other than from business combinations	1,725,928	958	499	—	—	34,039	1,761,424
Acquisitions through business combinations	809,849	5,288	547,110	2,476,336	100,051	13,775	3,952,409
Increases (decreases) from foreign currency translation differences, net	(181,401)	(24,021)	(20,800)	(504,454)	(424,512)	(21,878)	(1,177,066)
Depreciation	(3,734)	—	(27,596)	(269,194)	(215,232)	(32,936)	(548,692)
Impairment (losses) reversals recognized in profit or loss (1)	(6,849)	—	(290)	(82,205)	—	—	(89,344)
Increases (decreases) from transfers and other changes	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Increases (decreases) from transfers from construction in progress	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Disposals and removal from service	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Removals	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Argentine hyperinflationary economy	207,559	6,350	5,694	124,084	362,337	19,911	725,935
Other increases (decreases)	22,348	(1,579)	(9,368)	31,009	(67,407)	59,717	34,720
Total movements	1,812,112	(4,981)	630,498	1,994,278	122,417	88,532	4,642,856
Closing balance as of December 31, 2021	2,920,093	153,913	883,809	5,378,982	3,391,075	269,656	12,997,528

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removals from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total movements	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672

(1) See clause iv) in section c) other information, contained in this Note and Note 30.b).

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant and equipment correspond to investments in operating plants, distribution networks and new projects for ThUS$ 1,761,424 and ThUS$ 606,563 the years ended December 31, 2021 and 2020, respectively.

In the generation business, the investments in combined cycle and hydroelectric plants in the subsidiaries Enel Generación Perú SA, Emgesa and Enel Generación Costanera, which implied additions as of December 31, 2021 for ThUS$ 167,112 (ThUS$ 163,418 as of December 31, 2020), as well as investments in non-conventional renewable energy plants, mainly in Brazil, Colombia, Panamá and Perú for ThUS$ 1,037,325 (ThUS$ 0 as of December 31, 2020), while in distribution businesses the largest Investments that have been made correspond to network extensions and adaptation of facilities to optimize their operation, in order to improve the efficiency and quality of the service level, for ThUS$ 555,966 as of December 31, 2021 (ThUS$ 442,833 as of December 31, 2020).

The depreciation of property, plant and equipment are presented net of PIS and COFINS taxes in the Brazilian subsidiaries.

b)	Capitalized cost

b.1) Capitalized financial expenses

The capitalized cost for financial expenses for the years ended December 31, 2021, 2020 and 2019 amounted to ThUS$ 14,153, ThUS$ 6,376 and ThUS$ 8,092, respectively (see Note 32). The average funding rate mainly depends on the geographic area and amounted to 3.6%, 5.91% and 7.49% as of December 31, 2021, 2020 and 2019, respectively.

b.2) Capitalized personnel expenses

The capitalized cost for personnel expenses directly related to construction in progress for the years ended December 31, 2021, 2020 and 2019 amounted to ThUS$ 107,480, ThUS$ 70,681 and ThUS$ 92,411, respectively.

c)  Other information

i)	As of December 31, 2021, the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThUS$ 1,256,793 (ThUS$ 1,078,846 as of December 31, 2020) (including commitments to acquire intangibles from our Brazilian distribution subsidiaries).
ii)	As of December 31, 2021, the Group had property, plant and equipment pledged as security for liabilities for ThUS$ 85,317 (ThUS$ 104,577 as of December 31, 2020 (see Note 34.1).
iii)	The Company and its foreign subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThUS$ 1,132,650) limit, including business interruption coverage. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a €400 million (ThUS$ 453,060) limit. The premiums associated with these policies are presented proportionally for each company under the line item “other non-financial assets”.
iv)	For Enel Generación Costanera, due to the application of IAS 29 - Financial Reporting in Hyperinflationary Economies, (see Note 2.9), the carrying amount of property, plant and equipment as of January 1, 2018 exceeded its recoverable value, which resulted in impairment of ThUS $ 162,274 (equivalent to ThARS 3,102,739 at the exchange rate prevailing on such date). At the end of fiscal year 2018, Enel Generación Costanera recorded a partial reversal of the aforementioned impairment of ThUS $ 70,513 (equivalent to ThARS 2,656,082 using the exchange rate prevailing as of December 31, 2018), which was recognized in profit or loss for the year, mainly as a result of the positive impact that the depreciation of the Argentine peso had on the company’s profit or loss, the revenues of which is denominated in U.S. dollars. Finally, at the end of fiscal year 2021, Enel Generación Costanera recognized an impairment loss of ThUS$ 81,902 (equivalent to MARS 8,410,221 at the closing exchange rate prevailing as of December 31, 2021), to adjust the carrying amount of Property, plant and equipment at their recoverable value.